Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 2.4%
7,462	(1)	Altice USA, Inc.	$ 192,967	0.2
8,960	(1)	AMC Networks, Inc.	277,760	0.2
14,803		Cinemark Holdings, Inc.	384,286	0.3
8,461	(1)	Live Nation Entertainment, Inc.	514,175	0.5
3,788		Meredith Corp.	99,814	0.1
6,109		Sinclair Broadcast Group, Inc.	141,790	0.1
14,058		Telephone & Data Systems, Inc.	283,128	0.3
12,999		TripAdvisor, Inc.	304,826	0.3
2,010		World Wrestling Entertainment, Inc.	94,008	0.1
11,188	(1)	Yelp, Inc.	349,849	0.3
		2,642,603		2.4

		Consumer Discretionary: 13.3%
5,124		Aarons, Inc.	201,527	0.2
7,674	(1)	Adtalem Global Education, Inc.	236,896	0.2
23,920		American Eagle Outfitters, Inc.	308,090	0.3
170	(1)	Autozone, Inc.	175,527	0.2
9,621		Bed Bath & Beyond, Inc.	104,003	0.1
2,847		BorgWarner, Inc.	89,965	0.1
8,985		Boyd Gaming Corp.	239,989	0.2
11,470		Brunswick Corp.	610,204	0.5
11,675	(1)	Caesars Entertainment Corp.	148,389	0.1
3,353		Cheesecake Factory	119,467	0.1
1,121		Cracker Barrel Old Country Store, Inc.	160,673	0.1
36,801		Dana, Inc.	529,198	0.5
2,935		Darden Restaurants, Inc.	286,163	0.3
5,393	(1)	Deckers Outdoor Corp.	937,303	0.8
12,590	(1)	Delphi Technologies PLC	177,771	0.2
9,930		Dick's Sporting Goods, Inc.	361,551	0.3
4,425		Domino's Pizza, Inc.	1,502,111	1.3
4,224	(1),(2)	Eldorado Resorts, Inc.	211,960	0.2
9,139	(1)	Etsy, Inc.	528,326	0.5
1,587		Expedia Group, Inc.	156,510	0.1
3,233	(1)	Five Below, Inc.	313,439	0.3
11,116		Foot Locker, Inc.	402,955	0.4
24,737		Gentex Corp.	660,478	0.6
1,094	(1)	Helen of Troy Ltd.	180,072	0.2
3,831		Jack in the Box, Inc.	263,803	0.2
18,457		KB Home	601,514	0.5
2,138		Lear Corp.	237,746	0.2
7,594	(1)	Norwegian Cruise Line Holdings Ltd.	282,952	0.3
99	(1)	NVR, Inc.	363,051	0.3
2,332	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	118,629	0.1
14,282	(1)	Penn National Gaming, Inc.	422,319	0.4
1,297		Pool Corp.	273,615	0.2
4,983		Pulte Group, Inc.	200,317	0.2
1,081		Ralph Lauren Corp.	114,056	0.1
11,182	(1)	Sally Beauty Holdings, Inc.	139,104	0.1
24,596		Service Corp. International	1,175,443	1.0
4,130		Six Flags Entertainment Corp.	104,406	0.1
13,444	(1)	Skechers USA, Inc.	444,728	0.4
1,459	(1)	Tempur Sealy International, Inc.	109,060	0.1
8,753		Toll Brothers, Inc.	324,124	0.3
16,379		Wendy's Company	309,236	0.3
3,321		Williams-Sonoma, Inc.	207,197	0.2
15,167		Wyndham Destinations, Inc.	605,163	0.5
		14,939,030		13.3

		Consumer Staples: 2.5%
19,739	(1)	BJ's Wholesale Club Holdings, Inc.	380,173	0.3
1,410		Hershey Co.	203,026	0.2
7,314		Ingredion, Inc.	609,256	0.5
875		Lancaster Colony Corp.	126,394	0.1
9,556		Nu Skin Enterprises, Inc.	234,313	0.2
7,677	(1)	Pilgrim's Pride Corp.	162,445	0.2
8,497	(1)	Post Holdings, Inc.	860,406	0.8
3,332		Tyson Foods, Inc.	226,010	0.2
		2,802,023		2.5

		Energy: 1.3%
5,966	(1)	Apergy Corp.	110,968	0.1
36,809		EQT Corp.	216,069	0.2
5,708		HollyFrontier Corp.	192,245	0.2
29,321		Patterson-UTI Energy, Inc.	168,009	0.2
17,477		PBF Energy, Inc.	391,310	0.3
7,827		World Fuel Services Corp.	221,347	0.2
17,923	(1)	WPX Energy, Inc.	167,222	0.1
		1,467,170		1.3

		Financials: 15.7%
208	(1)	Alleghany Corp.	139,828	0.1
8,889		Ally Financial, Inc.	222,847	0.2
3,978		American Financial Group, Inc.	367,647	0.3
2,998		Ameriprise Financial, Inc.	423,617	0.4
17,948		Bank OZK	455,700	0.4
10,058	(1)	Brighthouse Financial, Inc.	360,479	0.3
3,468		Brown & Brown, Inc.	149,159	0.1
16,422		Cathay General Bancorp.	505,469	0.5
10,094		Citizens Financial Group, Inc.	319,879	0.3
6,090		Comerica, Inc.	320,578	0.3
4,191		Discover Financial Services	274,846	0.3
7,309		E*Trade Financial Corp.	334,606	0.3
18,481		East West Bancorp, Inc.	715,954	0.6
8,408		Equitable Holdings, Inc.	179,931	0.2
7,857		Evercore, Inc.	523,433	0.5
1,733		Factset Research Systems, Inc.	460,961	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,243		First American Financial Corp.	$ 870,375	0.8
16,449		Hancock Whitney Corp.	551,041	0.5
4,112		Hanover Insurance Group, Inc.	487,436	0.4
7,228		Hartford Financial Services Group, Inc.	361,039	0.3
7,253		International Bancshares Corp.	247,327	0.2
2,989		Kemper Corp.	205,763	0.2
4,104		LPL Financial Holdings, Inc.	326,186	0.3
30,371		MGIC Investment Corp.	365,363	0.3
43,939		Navient Corp.	493,435	0.5
44,805		Old Republic International Corp.	883,555	0.8
7,734		Popular, Inc.	371,077	0.3
7,208		Primerica, Inc.	802,539	0.7
6,527		Reinsurance Group of America, Inc.	796,490	0.7
639		RenaissanceRe Holdings Ltd.	108,886	0.1
1,922		SEI Investments Co.	105,153	0.1
2,416		Selective Insurance Group	134,764	0.1
5,885		Signature Bank	736,214	0.7
55,536		SLM Corp.	575,908	0.5
9,143		Sterling Bancorp	151,591	0.1
10,075		Stifel Financial Corp.	548,483	0.5
7,329		Synchrony Financial	213,274	0.2
21,924		Synovus Financial Corp.	636,234	0.6
4,291		UMB Financial Corp.	249,522	0.2
8,694		Unum Group	202,657	0.2
12,722		Webster Financial Corp.	483,054	0.4
11,127		Wintrust Financial Corp.	594,293	0.5
8,503		Zions Bancorp NA	339,695	0.3
		17,596,288		15.7

		Health Care: 10.3%
3,878	(1)	Amedisys, Inc.	674,811	0.6
1,577		AmerisourceBergen Corp.	132,973	0.1
3,755	(1)	Arrowhead Pharmaceuticals, Inc.	132,777	0.1
1,991	(1)	Bio-Rad Laboratories, Inc.	700,872	0.6
1,150		Bio-Techne Corp.	217,223	0.2
8,804		Bruker Corp.	383,502	0.4
2,793	(1)	Catalent, Inc.	143,923	0.1
2,703	(1)	Centene Corp.	143,313	0.1
6,518	(1)	Charles River Laboratories International, Inc.	1,014,005	0.9
2,169		Chemed Corp.	905,818	0.8
6,425		Encompass Health Corp.	480,847	0.4
27,332	(1)	Exelixis, Inc.	508,102	0.5
5,492	(1)	Haemonetics Corp.	594,948	0.5
3,665	(1)	HealthEquity, Inc.	260,178	0.3
9,717		Hill-Rom Holdings, Inc.	933,318	0.9
2,413	(1),(2)	Ligand Pharmaceuticals, Inc.	225,857	0.2
7,182	(1)	Masimo Corp.	1,173,036	1.1
4,692	(1)	Molina Healthcare, Inc.	575,005	0.5
5,724	(1)	PRA Health Sciences, Inc.	539,201	0.5
6,710	(1)	Prestige Consumer Healthcare, Inc.	250,686	0.2
2,923	(1)	Repligen Corp.	250,209	0.2
7,443	(1)	Syneos Health, Inc.	471,514	0.4
13,629	(1)	Tenet Healthcare Corp.	358,170	0.3
1,822	(1)	Veeva Systems, Inc.	258,669	0.2
1,550		West Pharmaceutical Services, Inc.	233,368	0.2
		11,562,325		10.3

		Industrials: 15.5%
2,321		Acuity Brands, Inc.	238,738	0.2
7,853	(1)	AECOM	352,914	0.3
4,897		AGCO Corp.	295,926	0.3
8,371		Allison Transmission Holdings, Inc.	339,863	0.3
3,301		Ametek, Inc.	283,886	0.3
1,892		Armstrong World Industries, Inc.	189,484	0.2
7,079	(1)	ASGN, Inc.	358,976	0.3
5,644	(1)	Avis Budget Group, Inc.	182,725	0.2
2,577		Brink's Co.	201,753	0.2
2,979		Carlisle Cos., Inc.	432,819	0.4
7,815		Crane Co.	531,029	0.5
7,741		Curtiss-Wright Corp.	928,456	0.8
9,661		Deluxe Corp.	321,711	0.3
9,865		EMCOR Group, Inc.	758,816	0.7
3,541		Graco, Inc.	174,642	0.2
15,449		Herman Miller, Inc.	528,974	0.5
7,763		HNI Corp.	254,859	0.2
5,168		Hubbell, Inc.	688,584	0.6
3,228		IDEX Corp.	477,744	0.4
4,469		Ingersoll-Rand PLC - Class A	576,680	0.5
1,512		Insperity, Inc.	101,712	0.1
9,931		ITT, Inc.	597,350	0.5
10,136	(1)	JetBlue Airways Corp.	159,946	0.1
1,049		Kansas City Southern	158,063	0.1
2,042		Landstar System, Inc.	206,181	0.2
733		Lennox International, Inc.	167,219	0.2
7,463		Manpowergroup, Inc.	566,740	0.5
6,927	(1)	Mastec, Inc.	339,977	0.3
7,812		MSC Industrial Direct Co.	482,938	0.4
785		Nordson Corp.	114,061	0.1
22,316		nVent Electric PLC	535,807	0.5
3,033		Old Dominion Freight Line	587,795	0.5
8,039		Oshkosh Corp.	580,014	0.5
1,915		Owens Corning, Inc.	108,178	0.1
7,850		Regal Beloit Corp.	609,474	0.5
2,536		Ryder System, Inc.	96,469	0.1
763	(1)	Teledyne Technologies, Inc.	257,375	0.2
5,364		Tetra Tech, Inc.	433,787	0.4
14,998		Timken Co.	672,510	0.6
11,321		Toro Co.	808,659	0.7
3,544	(1)	United Airlines Holdings, Inc.	218,275	0.2
13,229		Werner Enterprises, Inc.	444,494	0.4
3,629	(1)	Wesco International, Inc.	147,229	0.1
6,031		Woodward, Inc.	622,399	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,237	(1)	XPO Logistics, Inc.	$ 239,441	0.2
		17,374,672		15.5

		Information Technology: 14.7%
8,850	(1)	ACI Worldwide, Inc.	246,649	0.2
9,868	(1)	Arrow Electronics, Inc.	661,748	0.6
20,849		Avnet, Inc.	639,647	0.6
9,002		Belden, Inc.	359,450	0.3
1,845		Booz Allen Hamilton Holding Corp.	131,548	0.1
2,840	(1)	CACI International, Inc.	695,857	0.6
5,418	(1)	Cadence Design Systems, Inc.	358,346	0.3
5,163		CDK Global, Inc.	237,601	0.2
2,863		CDW Corp.	327,012	0.3
11,785	(1)	Ciena Corp.	453,133	0.4
11,193	(1)	Cirrus Logic, Inc.	768,288	0.7
3,616		Cognex Corp.	161,057	0.1
6,206	(1)	Commvault Systems, Inc.	258,790	0.2
7,480	(1)	Dropbox, Inc.	146,309	0.1
829	(1)	Euronet Worldwide, Inc.	102,829	0.1
3,671	(1)	Fair Isaac Corp.	1,380,406	1.2
6,169	(1)	Fortinet, Inc.	629,608	0.6
7,058		j2 Global, Inc.	616,375	0.6
23,194		Jabil, Inc.	743,368	0.7
19,283		KBR, Inc.	500,587	0.4
6,324	(1)	Lumentum Holdings, Inc.	492,134	0.4
2,293		Maxim Integrated Products	127,537	0.1
3,029		MAXIMUS, Inc.	190,888	0.2
9,408		MKS Instruments, Inc.	942,588	0.8
7,360	(1)	NCR Corp.	185,472	0.2
13,958		Perspecta, Inc.	348,531	0.3
7,546	(1)	Pure Storage, Inc. - Class A	115,152	0.1
18,453		Sabre Corp.	251,238	0.2
9,469	(1)	Semtech Corp.	373,931	0.3
2,152	(1)	Silicon Laboratories, Inc.	190,839	0.2
2,225	(1)	SolarEdge Technologies, Inc.	277,502	0.3
1,963	(1)	Synaptics, Inc.	129,656	0.1
4,818		SYNNEX Corp.	602,395	0.5
14,198		Teradyne, Inc.	834,274	0.7
10,857	(1)	Trimble, Inc.	428,634	0.4
540	(1)	Tyler Technologies, Inc.	169,209	0.2
2,272		Universal Display Corp.	360,771	0.3
949	(1)	VeriSign, Inc.	180,073	0.2
2,979	(1)	WEX, Inc.	557,788	0.5
1,918	(1)	Zebra Technologies Corp.	404,640	0.4
		16,581,860		14.7

		Materials: 5.3%
2,367		Avery Dennison Corp.	270,998	0.2
4,398		Carpenter Technology Corp.	161,627	0.1
2,153		Celanese Corp. - Series A	201,822	0.2
13,833		Chemours Co.	205,558	0.2
12,008		Commercial Metals Co.	219,266	0.2
11,632		Domtar Corp.	334,653	0.3
5,261		Greif, Inc. - Class A	185,924	0.2
8,616		Huntsman Corp.	163,187	0.1
2,985	(1)	Ingevity Corp.	134,444	0.1
8,198		Louisiana-Pacific Corp.	233,233	0.2
6,234		Minerals Technologies, Inc.	279,720	0.3
7,180		Olin Corp.	116,244	0.1
2,050		Packaging Corp. of America	185,771	0.2
19,118		PolyOne Corp.	473,362	0.4
6,620		Reliance Steel & Aluminum Co.	677,160	0.6
1,500		Royal Gold, Inc.	144,705	0.1
1,991		RPM International, Inc.	127,643	0.1
1,291		Scotts Miracle-Gro Co.	136,833	0.1
5,880		Sensient Technologies Corp.	289,178	0.3
9,357		Sonoco Products Co.	451,101	0.4
28,221		Steel Dynamics, Inc.	751,525	0.7
7,714		Worthington Industries, Inc.	245,305	0.2
		5,989,259		5.3

		Real Estate: 11.6%
12,995		Alexander & Baldwin, Inc.	244,306	0.2
11,751		American Campus Communities, Inc.	510,463	0.5
1,058		Boston Properties, Inc.	136,418	0.1
15,699		Brixmor Property Group, Inc.	285,879	0.3
9,903		Brookfield Property REIT, Inc.	161,518	0.1
7,434		Camden Property Trust	787,855	0.7
6,578	(1)	CBRE Group, Inc.	369,289	0.3
6,379		Columbia Property Trust, Inc.	120,308	0.1
30,553		CoreCivic, Inc.	452,490	0.4
18,459		Corporate Office Properties Trust SBI MD	467,751	0.4
21,393		Cousins Properties, Inc.	763,516	0.7
3,513		CyrusOne, Inc.	212,818	0.2
16,761		Douglas Emmett, Inc.	639,935	0.6
5,396		EastGroup Properties, Inc.	678,439	0.6
9,445		Equity Lifestyle Properties, Inc.	645,377	0.6
22,883		First Industrial Realty Trust, Inc.	880,995	0.8
26,751		Geo Group, Inc./The	391,635	0.3
18,062		Highwoods Properties, Inc.	810,623	0.7
4,543		Jones Lang LaSalle, Inc.	671,319	0.6
12,260		Lamar Advertising Co.	1,026,652	0.9
3,983		Life Storage, Inc.	429,806	0.4
9,148		Medical Properties Trust, Inc.	193,297	0.2
3,170		National Retail Properties, Inc.	161,194	0.1
4,348		Omega Healthcare Investors, Inc.	172,181	0.2
12,140		Outfront Media, Inc.	319,768	0.3
1,551		ProLogis, Inc.	130,718	0.1
3,175		PS Business Parks, Inc.	471,646	0.4
22,497		Retail Properties of America, Inc.	235,544	0.2
29,511		Service Properties Trust	533,559	0.5

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,068	SL Green Realty Corp.	$ 162,214	0.1
		13,067,513	11.6

	Utilities: 4.8%
13,575	AES Corp.	227,110	0.2
6,862	Ameren Corp.	542,098	0.5
3,968	Black Hills Corp.	286,490	0.2
2,781	Essential Utilities, Inc.	119,611	0.1
8,850	Idacorp, Inc.	855,264	0.7
7,084	MDU Resources Group, Inc.	196,439	0.2
10,835	NorthWestern Corp.	762,134	0.7
8,914	NRG Energy, Inc.	296,034	0.3
8,162	OGE Energy Corp.	310,972	0.3
3,270	Pinnacle West Capital Corp.	292,632	0.2
14,425	PNM Resources, Inc.	679,129	0.6
2,156	Southwest Gas Holdings, Inc.	139,450	0.1
20,686	UGI Corp.	745,523	0.7
		5,452,886	4.8

	Total Common Stock
	(Cost $105,789,260)	109,475,629	97.4

EXCHANGE-TRADED FUNDS: 2.4%
14,942	iShares Core S&P Mid-Cap ETF	2,711,226	2.4

	Total Exchange-Traded Funds
	(Cost $2,668,078)	2,711,226	2.4

	Total Long-Term Investments
	(Cost $108,457,338)	112,186,855	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.5%
519,290	(3) Nomura Securities, Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $519,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $529,676, due 03/13/20-07/15/61)
	(Cost $519,290)	519,290	0.5

	Total Short-Term Investments
	(Cost $519,290)	519,290	0.5

	Total Investments in Securities (Cost $108,976,628)	$ 112,706,145	100.3
	Liabilities in Excess of Other Assets	(286,781)	(0.3)
	Net Assets	$ 112,419,364	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 109,475,629	$ –	$ –	$ 109,475,629
Exchange-Traded Funds	2,711,226	–	–	2,711,226
Short-Term Investments	–	519,290	–	519,290
Total Investments, at fair value	$ 112,186,855	$ 519,290	$ –	$ 112,706,145

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $109,803,979.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 15,740,377
Gross Unrealized Depreciation	(12,838,211)
Net Unrealized Appreciation	$2,902,166